Segments - Geographic Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Information
Revenue	$ 57,350	$ 55,179	$ 57,714
Plant and Other Property - Net	5,668	6,108	5,785
Operating right-of-use assets	$ 3,222	$ 3,566	$ 3,850
Revenue | Major Client
Segment Information
Number of clients representing 10% or more of the company's total revenue	0	0	0
U.S. | Revenue | Geographic Information
Segment Information
Revenue	$ 22,893	$ 22,258	$ 23,389
U.S. | Revenue | Geographic Information | Minimum
Segment Information
Concentration Risk, Percentage	10.00%	10.00%	10.00%
U.S. | Plant and Other Property - Net | Geographic Information
Segment Information
Plant and Other Property - Net	$ 3,375	$ 3,452	$ 3,513
U.S. | Plant and Other Property - Net | Geographic Information | Minimum
Segment Information
Concentration Risk, Percentage	10.00%	10.00%	10.00%
U.S. | Operating Right-Of-Use Assets - Net | Geographic Information
Segment Information
Operating right-of-use assets	$ 1,148	$ 1,165	$ 1,305
U.S. | Operating Right-Of-Use Assets - Net | Geographic Information | Minimum
Segment Information
Concentration Risk, Percentage	10.00%	10.00%	10.00%
Japan | Revenue | Geographic Information
Segment Information
Revenue	$ 5,648	$ 5,680	$ 5,755
Japan | Revenue | Geographic Information | Minimum
Segment Information
Concentration Risk, Percentage	10.00%	10.00%	10.00%
Japan | Operating Right-Of-Use Assets - Net | Geographic Information
Segment Information
Operating right-of-use assets	$ 398	$ 532	$ 599
Japan | Operating Right-Of-Use Assets - Net | Geographic Information | Minimum
Segment Information
Concentration Risk, Percentage	10.00%	10.00%	10.00%
Non-United States | Plant and Other Property - Net | Geographic Information
Segment Information
Plant and Other Property - Net	$ 2,293	$ 2,656	$ 2,273
Non-United States | Plant and Other Property - Net | Geographic Information | Minimum
Segment Information
Concentration Risk, Percentage	10.00%	10.00%	10.00%
Other Countries | Revenue | Geographic Information
Segment Information
Revenue	$ 28,810	$ 27,241	$ 28,570
Other Countries | Revenue | Geographic Information | Minimum
Segment Information
Concentration Risk, Percentage	10.00%	10.00%	10.00%
Other Countries | Operating Right-Of-Use Assets - Net | Geographic Information
Segment Information
Operating right-of-use assets	$ 1,676	$ 1,870	$ 1,947
Other Countries | Operating Right-Of-Use Assets - Net | Geographic Information | Minimum
Segment Information
Concentration Risk, Percentage	10.00%	10.00%	10.00%